Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The (benefit from) provision for income taxes for years ending December 31, 2020, 2019 and 2018 are as follows:

	December 31,
(Dollars in Thousands)	2020	2019	2018
Current:
Federal	$—	$—	$—
State and Local	363	492	182
Total current.	363	492	182
Deferred:
Federal	(6,440)	546	(197)
State and Local	(1,364)	169	(61)
Total deferred	(7,804)	715	(258)
Total (Benefit from) provision for incomes taxes.	$(7,441)	$1,207	$(76)

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 are as follows:

	December 31,
(Dollars in Thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$9,758	$13,480
Stock compensation	657	545
Other accruals	531	1,969
Total deferred tax assets	10,946	15,994
Deferred tax liabilities
Fixed and intangible assets	(5,993)	(5,165)
Total deferred tax liabilities	(5,993)	(5,165)
Deferred tax assets, net	4,953	10,829
Less: valuation allowance	—	(13,710)
Deferred tax asset (liability), net	$4,953	$(2,881)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of income tax computed at the Federal statutory income tax rate to the (benefit from) provision for income taxes:

	Amount			Percent
	December 31,			December 31,
(Dollars in Thousands)	2020	2019	2018	2020	2019	2018
Tax benefit computed at Federal statutory income tax rate	$4,927	$1,922	$(896)	21.0%	21.0%	21.0%
Permanent items	—	124	100	—	1.4	(2.3)
State tax expense, net of Federal benefit	1,426	901	(62)	6.1	9.8	1.5
Valuation allowance	(13,710)	(2,125)	755	(58.4)	(23.2)	(17.7)
Rate change	(56)	—	—	(0.2)	—	—
Other	(28)	385	27	(0.1)	4.2	(0.6)
(Benefit from) provision for income taxes	$(7,441)	$1,207	$(76)	(31.6)%	13.2%	1.9%